NOTE 6 - NOTES PAYABLE: Schedule of Debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Due to Related Parties	$ 330,866	$ 276,236
Unsecured Debt 1
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Due to Related Parties	$ 866	$ 866
Unsecured Debt 2
Debt Instrument, Interest Rate, Effective Percentage	10.00%	10.00%
Due to Related Parties	$ 330,000	$ 75,370
Unsecured Debt 3
Debt Instrument, Interest Rate, Effective Percentage		12.99%
Due to Related Parties		$ 200,000